Fair Value Measurement (Details) - Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model - Level 3 [Member]		Jun. 30, 2023	Dec. 31, 2022
Stock price [Member]
Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model [Line Items]
Warrant liability measurement			0.36
Dividend rate [Member]
Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model [Line Items]
Warrant liability measurement	[1]		0
Minimum [Member] | Stock price [Member]
Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model [Line Items]
Warrant liability measurement		0.31
Minimum [Member] | Exercise price [Member]
Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model [Line Items]
Warrant liability measurement		1.1	0.84
Minimum [Member] | Expected term (in years) [Member]
Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model [Line Items]
Warrant liability measurement	[2]	0.1	0.38
Minimum [Member] | Volatility [Member]
Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model [Line Items]
Warrant liability measurement	[3]	125.64	113.03
Minimum [Member] | Dividend rate [Member]
Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model [Line Items]
Warrant liability measurement	[1]	0
Minimum [Member] | Risk-free interest rate [Member]
Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model [Line Items]
Warrant liability measurement	[4]	4.64	3.52
Maximum [Member] | Exercise price [Member]
Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model [Line Items]
Warrant liability measurement			1.67
Maximum [Member] | Expected term (in years) [Member]
Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model [Line Items]
Warrant liability measurement	[2]		0.59
Maximum [Member] | Volatility [Member]
Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model [Line Items]
Warrant liability measurement	[3]		117.97
Maximum [Member] | Risk-free interest rate [Member]
Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model [Line Items]
Warrant liability measurement	[4]		3.58

[1]	Dividend distribution is not expected during the remaining contractual term of the outstanding stock options.
[2]	The expected term assumes that the option is held until expiration.
[3]	The annual expected volatility applied determined on the basis of share price volatility in similar companies.
[4]	Risk-free interest rate based on US bonds, with time to maturity equal to the useful life of the options.